Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Description of evaluating factors in relation to available for sale securities	If the fair value of the security is 20 percent or more below its original cost for an extended period of time (generally for a period of up to six months)
Percentage of other-than-temporary fair value of security	20.00%
Revenue or profit	¥ 0
Decrease in depreciation expense		8,985
Net income attributable to Sony Corporation's stockholders	(128,369)	41,540	(455,038)
Net income per share attributable to Sony Corporation's stockholders, basic	¥ (124.99)	¥ 41.32	¥ (453.42)
Net income per share attributable to Sony Corporation's stockholders, diluted	¥ (124.99)	¥ 38.79	¥ (453.42)
Forecasted period	3 years
Time taken to recognize revenue and cost of sales of software products in instances where the software products' on-line features or additional functionality is considered a substantive deliverable in addition to the software product	6 months
Consideration given to a reseller, primarily for free promotional shipping and cooperative advertising programs included in selling, general and administrative expenses	12,112	14,643	17,641
Percentage chance of tax amount to get realized on settlement with taxing authorities	50.00%
Minimum
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in equity method investment	20.00%	20.00%
Minimum | Buildings
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation	2 years
Minimum | Machinery, equipment and others
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation	2 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in equity method investment	50.00%	50.00%
Original maturities of highly liquid investments included in cash and cash equivalents	3 months
Maximum | Buildings
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation	50 years
Maximum | Machinery, equipment and others
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation	10 years
Patent rights, know-how, license agreements, trademarks, software to be sold, leased or otherwise marketed and internal-use software | Minimum
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	3 years
Patent rights, know-how, license agreements, trademarks, software to be sold, leased or otherwise marketed and internal-use software | Maximum
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	10 years
Customer relationships, music catalogs, artist contracts and television carriage agreements | Minimum
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	10 years
Customer relationships, music catalogs, artist contracts and television carriage agreements | Maximum
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	40 years
Software to be sold, leased or otherwise marketed
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	3 years
Partnership Interest | Minimum
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in equity method investment	3.00%
Partnership Interest | Maximum
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in equity method investment	5.00%
Sony Corporation's stockholders' equity
Summary Of Significant Accounting Policies [Line Items]
Net income attributable to Sony Corporation's stockholders		¥ 8,034
Net income per share attributable to Sony Corporation's stockholders, basic		¥ 7.99
Net income per share attributable to Sony Corporation's stockholders, diluted		¥ 7.50